SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Depreciation Rates) (Details)	Dec. 31, 2013
Installed products [Member] | Minimum [Member]
Annual depreciation rate	20.00%
Installed products [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Computers and electronic equipment [Member] | Minimum [Member]
Annual depreciation rate	10.00%
Computers and electronic equipment [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Annual depreciation rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Annual depreciation rate	15.00%
Motor vehicles [Member] | Minimum [Member]
Annual depreciation rate	15.00%
Motor vehicles [Member] | Maximum [Member]
Annual depreciation rate	20.00%
Network installation [Member] | Minimum [Member]
Annual depreciation rate	10.00%
Network installation [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Buildings [Member]
Annual depreciation rate	6.67%